Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder International Equity Fund (the “International Equity Fund”)
Supplement dated August 21, 2026
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
A.
The Board of Trustees of the Bridge Builder Trust (“Trust”), on behalf of the International Equity Fund, has approved the termination of the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), BlackRock Investment Management, LLC (“BlackRock”) and the Trust. Accordingly, all references and information related to BlackRock, with respect to the International Equity Fund, in the Prospectus are hereby deleted in their entirety.

B.
Additionally, the Board of Trustees of the Trust has approved an investment sub‑advisory agreement among the Adviser, Russell Investment Management, LLC (“RIM”), and the Trust, pursuant to which RIM now serves as a sub‑adviser to an allocated portion of the International Equity Fund. Marathon Asset Management Limited, Massachusetts Financial Services Company (d/b/a MFS Investment Management), Mondrian Investment Partners Limited, Pzena Investment Management, LLC, and WCM Investment Management, LLC will continue to be sub‑advisers to the International Equity Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The third paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

The Fund may invest in companies of any capitalization. The Fund invests principally in equity securities issued by companies in developed countries but may also invest in companies in emerging markets or developing countries. The Fund may also invest in U.S. dollar-denominated securities issued by foreign entities, American Depositary Receipts (“ADRs”), or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”), that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes, and forward contracts and options for currency hedging. The Fund will enter into spot currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund will employ completion portfolio strategies to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. From time to time, the Fund may also focus its investments in a particular country or geographic region, such as the United Kingdom or Japan. As of September 30, 2025, the Fund had significant exposure to securities of companies in the financials and industrials sectors.
2.
The sixth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Marathon Asset Management Limited (“Marathon-London”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Mondrian Investment Partners Limited (“Mondrian”), Pzena Investment Management, LLC (“Pzena”), Russell Investment Management, LLC (“RIM”), and WCM Investment Management, LLC (“WCM”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
3.	The following paragraphs are hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund”:
RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, and REITs. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
4.
The “Derivatives Risk” paragraph in the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

Derivatives Risk. An investment in derivatives (such as futures contracts, forward contracts, options, currency forwards and total return swaps) may not perform as anticipated by the
Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below. The Fund’s use of swaps is also subject to counterparty risk, which is described above. The Fund’s use of forward contracts is also subject to the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation.
5.	The “Passive Management Risk” paragraph in the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted.
6.	The following paragraphs are hereby added to the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder International Equity Fund”:
Cash Equitization Risk. A portion of the Fund’s assets is managed pursuant to a cash equitization strategy. The derivatives used to equitize cash will increase or decrease in value based on the performance of the underlying markets. If the target benchmark exposures decline, the equitized cash position will also generally decline in value and may underperform returns compared to the Fund holding the cash uninvested or investing the cash in short-term cash equivalent instruments. The cash equitization strategy may not perfectly replicate the performance of the target benchmarks. Differences may arise due to instrument selection, benchmark differences, futures financing costs, roll costs, timing of cash flows, transaction costs, or imperfect proxy exposure. The cash equitization strategy depends on accurate and timely information regarding cash balances, fund flows, target exposures, and applicable guidelines. Delays, errors, or incomplete data could result in exposure levels that differ from the intended target.
Completion Portfolio Risk. As part of a completion portfolio strategy, RIM will seek to achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may hold securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio.

Bridge Builder International Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder International Equity Fund (the “International Equity Fund”)
Supplement dated August 21, 2026
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
A.
The Board of Trustees of the Bridge Builder Trust (“Trust”), on behalf of the International Equity Fund, has approved the termination of the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), BlackRock Investment Management, LLC (“BlackRock”) and the Trust. Accordingly, all references and information related to BlackRock, with respect to the International Equity Fund, in the Prospectus are hereby deleted in their entirety.

B.
Additionally, the Board of Trustees of the Trust has approved an investment sub‑advisory agreement among the Adviser, Russell Investment Management, LLC (“RIM”), and the Trust, pursuant to which RIM now serves as a sub‑adviser to an allocated portion of the International Equity Fund. Marathon Asset Management Limited, Massachusetts Financial Services Company (d/b/a MFS Investment Management), Mondrian Investment Partners Limited, Pzena Investment Management, LLC, and WCM Investment Management, LLC will continue to be sub‑advisers to the International Equity Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The third paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

The Fund may invest in companies of any capitalization. The Fund invests principally in equity securities issued by companies in developed countries but may also invest in companies in emerging markets or developing countries. The Fund may also invest in U.S. dollar-denominated securities issued by foreign entities, American Depositary Receipts (“ADRs”), or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”), that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes, and forward contracts and options for currency hedging. The Fund will enter into spot currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund will employ completion portfolio strategies to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. From time to time, the Fund may also focus its investments in a particular country or geographic region, such as the United Kingdom or Japan. As of September 30, 2025, the Fund had significant exposure to securities of companies in the financials and industrials sectors.
2.
The sixth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Marathon Asset Management Limited (“Marathon-London”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Mondrian Investment Partners Limited (“Mondrian”), Pzena Investment Management, LLC (“Pzena”), Russell Investment Management, LLC (“RIM”), and WCM Investment Management, LLC (“WCM”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
3.	The following paragraphs are hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund”:
RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, and REITs. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
4.
The “Derivatives Risk” paragraph in the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

Derivatives Risk. An investment in derivatives (such as futures contracts, forward contracts, options, currency forwards and total return swaps) may not perform as anticipated by the
Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below. The Fund’s use of swaps is also subject to counterparty risk, which is described above. The Fund’s use of forward contracts is also subject to the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation.
5.	The “Passive Management Risk” paragraph in the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted.
6.	The following paragraphs are hereby added to the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder International Equity Fund”:
Cash Equitization Risk. A portion of the Fund’s assets is managed pursuant to a cash equitization strategy. The derivatives used to equitize cash will increase or decrease in value based on the performance of the underlying markets. If the target benchmark exposures decline, the equitized cash position will also generally decline in value and may underperform returns compared to the Fund holding the cash uninvested or investing the cash in short-term cash equivalent instruments. The cash equitization strategy may not perfectly replicate the performance of the target benchmarks. Differences may arise due to instrument selection, benchmark differences, futures financing costs, roll costs, timing of cash flows, transaction costs, or imperfect proxy exposure. The cash equitization strategy depends on accurate and timely information regarding cash balances, fund flows, target exposures, and applicable guidelines. Delays, errors, or incomplete data could result in exposure levels that differ from the intended target.
Completion Portfolio Risk. As part of a completion portfolio strategy, RIM will seek to achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may hold securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio.